BUSINESS ACQUISITION - TSMA - Purchase Consideration (Details) - TSMA - ARS ($) $ in Millions	Sep. 30, 2025	Sep. 14, 2024
BUSINESS ACQUISITION
Compensation receivable	$ (4,683)	$ (3,435)
Compensation collect in cash	(3,902)	(2,862)
Total	9,928	7,283
Ver T.V
BUSINESS ACQUISITION
Fair value of the interest in Ver TV	$ 18,513	$ 13,580